June 22, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Virtus Asset Trust

Post-Effective Amendment No. 26

to the Registration Statement on Form N-1A

File No. 333-08045

CIK - 0001018593

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Virtus Asset Trust (the “Trust”). This filing contains updated financial information and reflects various immaterial changes from the Prospectuses and related Statement of Additional Information included in Post-Effective Amendment No. 20 to the Registration Statement filed by the Registrant on January 27, 2017.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 26 and is of the opinion that Post-Effective Amendment No. 26 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectuses or the Statement of Additional Information have occurred since January 27, 2017, the filing date of the Registrant’s Post-Effective Amendment No. 20.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227, or to John L. Chilton at (202) 775-1213.

Very truly yours,

/s/ Arie Heijkoop

Enclosures

cc:	Kevin Carr, Esq. Ann Flood Jennifer Fromm, Esq. David C. Mahaffey, Esq.